Acquisition - Additional Information (Details) - PayNow Inc. - USD ($)	May 01, 2023	Sep. 15, 2023
Disclosure of detailed information about business combination [line items]
Acquisition date	May 01, 2023
Percentage of voting equity interests acquired	52.94%	46.44%
Cash paid	$ 628,265	$ 1,517,730
Accumulated deficit		$ 1,129,728